CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Other revenues	$ 622	$ 106	$ 1,259
Total revenues	211,477	651,526	772,762
Cost of revenues
Other cost	(2,308)	(223)	(639)
Total cost of revenues	(452,257)	(421,239)	(331,005)
Gross profit (loss)	(240,780)	230,287	441,757
Operating expenses:
Research and development expenses	(64,845)	(81,755)	(52,172)
Sales and marketing expenses	(8,175)	(9,413)	(15,553)
General and administrative expenses	(71,249)	(88,302)	(91,058)
Impairment on property, equipment and software	(21,126)	0	0
Impairment on cryptocurrency	(4,706)	(7,880)	0
Total operating expenses	(170,101)	(187,350)	(158,783)
Income (loss) from operations	(410,881)	42,937	282,974
Interest income	956	2,372	1,133
Change in fair value of financial instruments	(10,918)	3,795	29,471
Excess of fair value of Series A Convertible Preferred Shares	(59,199)
Investment income			44
Foreign exchange gains, net	12,309	35,935	2,236
Other income, net	2,240	3,295	993
Income (loss) before income tax expense	(465,493)	88,334	316,851
Income tax (expense) benefit	51,340	(18,450)	(7,765)
Net income (loss)	(414,153)	69,884	309,086
Foreign currency translation adjustment, net of nil tax	(6,966)	(36,267)	5,276
Total comprehensive income (loss)	$ (421,119)	$ 33,617	$ 314,362
Weighted average number of shares used in per Class A and Class B ordinary share calculation:
- Basic	2,579,202,596	2,560,106,403	2,521,667,815
- Diluted	2,579,202,596	2,577,892,069	2,576,157,247
Net earnings (loss) per Class A and Class B ordinary share (cent per share)
- Basic	$ (16.06)	$ 2.73	$ 12.26
- Diluted	$ (16.06)	$ 2.71	$ 12.00
Cost of revenues
Share-based compensation expenses were included in:
Share-based compensation expense	$ 207	$ 154	$ 42
Research and development expenses
Share-based compensation expenses were included in:
Share-based compensation expense	9,098	10,251	15,961
Sales and marketing expenses
Share-based compensation expenses were included in:
Share-based compensation expense	234	2,464	1,261
General and administrative expenses
Share-based compensation expenses were included in:
Share-based compensation expense	32,535	50,146	59,233
Products
Revenues
Revenues	176,898	618,890	768,142
Cost of revenues
Cost of revenues	(368,116)	(366,474)	(329,238)
Mining
Revenues
Revenues	33,957	32,530	3,361
Cost of revenues
Cost of revenues	$ (81,833)	$ (54,542)	$ (1,128)